Annual Total Returns - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Municipal Income 2025 Fund
Bar Chart Table:
Annual Return 2018	1.18%
Annual Return 2019	7.44%
Annual Return 2020	3.63%
Annual Return 2021	0.80%
Annual Return 2022	(5.00%)